Government Grants (Tables)	12 Months Ended
Sep. 30, 2023
Government Grants [Abstract]
Schedule of Government Grants
	Year ended September 30, 2023
	Grant recognized in statement of loss	Grant recorded against carrying amount of intangible assets (note 11)	Total grant
	$	$	$

Other grants	377,080	268,460	645,540
Total grants	377,080	268,460	645,540
R&D tax credit	225,609	256,234	481,843
Total grants and R&D tax credits	602,689	524,694	1,127,383

	Year ended September 30, 2022
	Grant recognized in statement of loss	Grant recorded against carrying amount of property and equipment and intangible assets (notes 9, 11)	Total grant
	$	$	$
	(Restated – note 2)	(Restated – note 2)	(Restated – note 2)
Canada Emergency Wage Subsidy	83,735	33,684	117,419
Other grants	351,713	917,104	1,268,817
Total grants	435,448	950,788	1,386,236
R&D tax credit	70,191	776,050	846,241
Total grants and R&D tax credits	505,639	1,726,838	2,232,477
	Year ended September 30, 2021
	Grant recognized in statement of loss	Grant recorded against carrying amount of property and equipment and intangible assets (notes 9, 11)	Total grant
	$	$	$
	(Restated – note 2)	(Restated – note 2)	(Restated – note 2)
Canada Emergency Wage Subsidy	876,434	391,886	1,268,320
Interest free loan	1,192,741	1,109,904	2,302,645
Other grants	95,619	485,037	580,656
Total grants	2,164,794	1,986,827	4,151,621
R&D tax credit	237,364	995,506	1,232,870
Total grants and R&D tax credits	2,402,158	2,982,333	5,384,491